Schedule I Condensed Financial Information Of Parent Company Only (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Income (Loss) from Equity Method Investments			$ 134,000,000	[1]	$ 111,000,000	[1]	$ 155,000,000	[1]
Interest incurred - external			(611,000,000)		(568,000,000)		(598,000,000)
Early debt retirement costs			0		0		(271,000,000)
Other income (expense) - net			0		(2,000,000)		11,000,000
Income from continuing operations before income taxes			1,080,000,000		1,289,000,000		1,202,000,000
Provision for income taxes			401,000,000		360,000,000		124,000,000
Income (loss) from continuing operations			441,000,000		723,000,000		803,000,000
Income (loss) from discontinued operations			(11,000,000)		136,000,000		(427,000,000)
Net income (loss)			430,000,000		859,000,000		376,000,000
Basic earnings (loss) per common share:
Income (loss) from continuing operations			$ 0.65		$ 1.17		$ 1.36
Income (loss) from discontinued operations			$ (0.02)		$ 0.22		$ (0.72)
Net income (loss)			$ 0.63		$ 1.39		$ 0.64
Weighted-average shares (thousands)			682,948		619,792		588,553
Diluted earnings (loss) per common share:
Income (loss) from continuing operations			$ 0.64		$ 1.15		$ 1.34
Income (loss) from discontinued operations			$ (0.02)		$ 0.22		$ (0.71)
Net income (loss)			$ 0.62		$ 1.37		$ 0.63
Weighted-average shares (thousands)			687,185		625,486		598,175
Other comprehensive income (loss):
Other comprehensive income (loss)			198,000,000		27,000,000		(88,000,000)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.			628,000,000		886,000,000		288,000,000
Assets, Current [Abstract]
Cash and cash equivalents	839,000,000		681,000,000		839,000,000
Other current assets and deferred charges	105,000,000		107,000,000		105,000,000
Total current assets	1,924,000,000		1,683,000,000		1,924,000,000
Property, plant, and equipment - net	15,467,000,000		18,210,000,000		15,467,000,000
Other noncurrent assets	596,000,000		599,000,000		596,000,000
Total assets	24,327,000,000		27,142,000,000		24,327,000,000
Liabilities, Current [Abstract]
Long-term debt due within one year	1,000,000		1,000,000		1,000,000
Total current liabilities	1,549,000,000		1,983,000,000		1,549,000,000
Long-term debt	10,735,000,000		11,353,000,000		10,735,000,000
Deferred income taxes	2,841,000,000		3,529,000,000		2,841,000,000
Contingent liabilities and commitments
Equity: [Abstract]
Common stock	716,000,000		718,000,000		716,000,000
Total stockholders' equity	7,427,000,000		8,921,000,000		7,427,000,000		2,586,000,000		8,134,000,000
Total liabilities and stockholders' equity	24,327,000,000		27,142,000,000		24,327,000,000
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided by (Used in) Operating Activities			2,217,000,000		1,835,000,000		3,439,000,000
FINANCING ACTIVITIES:
Proceeds from long-term debt			2,699,000,000		3,486,000,000		3,172,000,000
Payments of long-term debt			(2,081,000,000)		(1,468,000,000)		(2,055,000,000)
Premiums paid on early debt retirements			0		0		(254,000,000)
Proceeds from issuance of common stock	1,600,000,000	887,000,000	18,000,000		2,550,000,000		49,000,000
Dividends paid			(982,000,000)		(742,000,000)		(457,000,000)
Other - net			2,000,000		25,000,000		(57,000,000)
Net cash provided (used) by financing activities			1,677,000,000		5,036,000,000		(342,000,000)
INVESTING ACTIVITIES:
Other - net			(19,000,000)		108,000,000		29,000,000
Net cash provided (used) by investing activities			(4,052,000,000)		(6,921,000,000)		(3,003,000,000)
Increase (decrease) in cash and cash equivalents			(158,000,000)		(50,000,000)		94,000,000
Cash and cash equivalents at beginning of period			839,000,000
Cash and cash equivalents at end of period	839,000,000		681,000,000		839,000,000
Parent Company [Member]
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Income (Loss) from Subsidiaries, before Tax			1,564,000,000		1,895,000,000		1,962,000,000
Income (Loss) from Equity Method Investments			30,000,000		0		0
Interest incurred - external			(156,000,000)		(128,000,000)		(186,000,000)
Interest incurred - affiliate			(722,000,000)		(816,000,000)		(622,000,000)
Interest income - affiliate			71,000,000		84,000,000		84,000,000
Early debt retirement costs			0		0		(271,000,000)
Other income (expense) - net			32,000,000		3,000,000		(45,000,000)
Income from continuing operations before income taxes			819,000,000		1,038,000,000		922,000,000
Provision for income taxes			378,000,000		315,000,000		119,000,000
Income (loss) from continuing operations			441,000,000		723,000,000		803,000,000
Income (loss) from discontinued operations			(11,000,000)		136,000,000		(427,000,000)
Net income (loss)			430,000,000		859,000,000		376,000,000
Basic earnings (loss) per common share:
Income (loss) from continuing operations			$ 0.65		$ 1.17		$ 1.36
Income (loss) from discontinued operations			$ (0.02)		$ 0.22		$ (0.72)
Net income (loss)			$ 0.63		$ 1.39		$ 0.64
Weighted-average shares (thousands)			682,948		619,792		588,553
Diluted earnings (loss) per common share:
Income (loss) from continuing operations			$ 0.64		$ 1.15		$ 1.34
Income (loss) from discontinued operations			$ (0.02)		$ 0.22		$ (0.71)
Net income (loss)			$ 0.62		$ 1.37		$ 0.63
Weighted-average shares (thousands)			687,185		625,486		598,175
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries			(41,000,000)		21,000,000		35,000,000
Other comprehensive income (loss) attributable to The Williams Companies, Inc.			239,000,000		6,000,000		(123,000,000)
Other comprehensive income (loss)			198,000,000		27,000,000		(88,000,000)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.			628,000,000		886,000,000		288,000,000
Assets, Current [Abstract]
Cash and cash equivalents	340,000,000		282,000,000		340,000,000		292,000,000
Other current assets and deferred charges	229,000,000		167,000,000		229,000,000
Total current assets	569,000,000		449,000,000		569,000,000
Investments in and advances to consolidated subsidiaries	16,686,000,000		19,162,000,000		16,686,000,000
Investment in Access Midstream Partners	2,187,000,000		2,161,000,000		2,187,000,000
Property, plant, and equipment - net	62,000,000		68,000,000		62,000,000
Other noncurrent assets	117,000,000		34,000,000		117,000,000
Total assets	19,621,000,000		21,874,000,000		19,621,000,000
Liabilities, Current [Abstract]
Accounts payable	29,000,000		26,000,000		29,000,000
Long-term debt due within one year	1,000,000		1,000,000		1,000,000
Other current liabilities	122,000,000		147,000,000		122,000,000
Total current liabilities	152,000,000		174,000,000		152,000,000
Long-term debt	2,298,000,000		2,296,000,000		2,298,000,000
Notes payable affiliates	8,938,000,000		10,830,000,000		8,938,000,000
Pension, other postretirement and other noncurrent liabilities	712,000,000		282,000,000		712,000,000
Deferred income taxes	2,769,000,000		3,428,000,000		2,769,000,000
Contingent liabilities and commitments
Equity: [Abstract]
Common stock	716,000,000		718,000,000		716,000,000
Other stockholders' equity	4,036,000,000		4,146,000,000		4,036,000,000
Total stockholders' equity	4,752,000,000		4,864,000,000		4,752,000,000
Total liabilities and stockholders' equity	19,621,000,000		21,874,000,000		19,621,000,000
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided by (Used in) Operating Activities			19,000,000		(11,000,000)		(286,000,000)
FINANCING ACTIVITIES:
Proceeds from long-term debt			0		848,000,000		75,000,000
Payments of long-term debt			(1,000,000)		(28,000,000)		(871,000,000)
Changes in notes payable to affiliates			1,892,000,000		520,000,000		(590,000,000)
Tax benefit of stock-based awards			19,000,000		44,000,000		22,000,000
Premiums paid on early debt retirements			0		0		(254,000,000)
Proceeds from issuance of common stock			18,000,000		2,550,000,000		49,000,000
Dividends paid			(982,000,000)		(742,000,000)		(457,000,000)
Other - net			(3,000,000)		(7,000,000)		(5,000,000)
Net cash provided (used) by financing activities			943,000,000		3,185,000,000		(2,031,000,000)
INVESTING ACTIVITIES:
Capital expenditures			(23,000,000)		(18,000,000)		(28,000,000)
Purchase of investment in Access Midstream Partners			(4,000,000)		(2,179,000,000)		0
Changes in investments in and advances to consolidated subsidiaries			(985,000,000)		(953,000,000)		2,553,000,000
Other - net			(8,000,000)		24,000,000		(18,000,000)
Net cash provided (used) by investing activities			(1,020,000,000)		(3,126,000,000)		2,507,000,000
Increase (decrease) in cash and cash equivalents			(58,000,000)		48,000,000		190,000,000
Cash and cash equivalents at beginning of period			340,000,000		292,000,000		102,000,000
Cash and cash equivalents at end of period	340,000,000		282,000,000		340,000,000		292,000,000
Guarantees [Abstract]
Guarantor Obligations, Maximum Exposure, Undiscounted			3,800,000,000
Cash Dividends Received [Abstract]
Proceeds from Dividends Received			$ 1,500,000,000		$ 1,100,000,000		$ 1,200,000,000

[1]	Items also included in Segment profit (loss). (See Note 18 – Segment Disclosures.)